Related party transactions - Receivables and payables from related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Related party transactions
Amounts due from affiliates	$ 5,701	$ 4,296
Amounts due to owners and affiliates	$ 3,627	$ 2,513